UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378
                                   --------

                       TEMPLETON DEVELOPING MARKETS TRUST
                      -------------------------------------
              (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 6/30/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                                   JUNE 30, 2004
--------------------------------------------------------------------------------


                                 [PHOTO OMITTED]

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            SEMIANNUAL REPORT AND SHAREHOLDER LETTER | INTERNATIONAL
--------------------------------------------------------------------------------

                                    TEMPLETON
                            DEVELOPING MARKETS TRUST

WANT TO RECEIVE
THIS DOCUMENT
FASTER VIA EMAIL?
Eligible shareholders can
sign up for eDelivery at
franklintempleton.com.
See inside for details.




                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS
                      Franklin o TEMPLETON o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[PHOTO OMITTED]


Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................  1


SEMIANNUAL REPORT

Templeton Developing Markets Trust.........  3

Performance Summary........................  8

Financial Highlights and
Statement of Investments................... 11

Financial Statements....................... 21

Notes to Financial Statements.............. 25

Proxy Voting Policies and Procedures ...... 33

--------------------------------------------------------------------------------

Semiannual Report

Templeton Developing Markets Trust

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Developing Markets Trust seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of developing market countries.


--------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 6/30/04

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:
ASIA ............................  53.1%
EUROPE ..........................  19.9%
LATIN AMERICA ...................  11.9%
MIDDLE EAST & AFRICA ............  10.9%
SHORT-TERM INVESTMENTS
AND OTHER NET ASSETS ............   4.2%

--------------------------------------------------------------------------------


We are pleased to bring you Templeton Developing Markets Trust's semiannual report covering the period ended June 30, 2004.


PERFORMANCE OVERVIEW

Templeton Developing Markets Trust - Class A posted a +1.39% cumulative total return for the six months ended June 30, 2004. The Fund outperformed its benchmarks, the Morgan Stanley Capital International (MSCI) Emerging Markets
(EM) Index and the Standard & Poor's/International Finance Corporation Investable (S&P/IFCI) Composite Index, which returned -0.78% and 0.69% during the same




THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                                                           Semiannual Report | 3
period. 1 Please note that the index performance numbers are purely for reference and that we do not index the Fund, but rather undertake investments on the basis of meticulous fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.


ECONOMIC AND MARKET OVERVIEW

For the first quarter of 2004, most emerging markets recorded positive stock market performance, as investors remained optimistic from 2003 into the new year. Soon thereafter, investor confidence was tested by concerns about a potentially hard landing for China's recently booming economy, record high global oil prices, heightened geopolitical tension in the Middle East and rising U.S. interest rates. Even with continued positive economic and political developments, stock market performance hinged on investors' outlooks and was generally muted in 2004's second quarter. As a result, emerging markets, as measured by the MSCI EM Index, ended in negative territory for the six months ended June 30, 2004, while developed countries, as measured by the MSCI Europe Australasia Far East (EAFE) Index and MSCI Japan Index, returned 4.86% and 10.78% during the same period. 2

Eastern European markets were some of the world's strongest performers during the period as regional companies were expected to benefit from the May 2004 accession of 10 additional countries into the European Union. Russia's local stock market lagged the region as concerns over government involvement in the YUKOS scandal adversely impacted investor confidence. Some Latin American markets corrected after recording strong results in 2003, while Mexico, Venezuela and Colombia continued to improve. Despite support from the International Monetary Fund, Brazilian and Argentine markets underperformed other regional markets. In Asia, China's ongoing economic prospects remained a key issue, particularly in regard to possible overheating or dramatic slowdown following its rapid expansion in recent years. The Thai market also suffered as investors stayed on the sidelines due to social unrest in the south of Thailand, where Muslim separatists have launched terrorist attacks. In India, the surprise victory of India's Congress party and the possibility that it would cancel the government program to divest


TOP 10 COUNTRIES
6/30/04
--------------------------------------
                           % OF TOTAL
                           NET ASSETS
--------------------------------------
  South Korea                   14.0%
--------------------------------------
  Taiwan                        11.5%
--------------------------------------
  South Africa                  10.6%
--------------------------------------
  China                         10.0%
--------------------------------------
  Singapore                      6.7%
--------------------------------------
  Mexico                         5.8%
--------------------------------------
  Brazil                         5.4%
--------------------------------------
  Hong Kong                      3.7%
--------------------------------------
  Hungary                        3.1%
--------------------------------------
  Poland                         3.0%
--------------------------------------


1. Source: Standard & Poor's Micropal. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets. The S&P/IFC Investable Composite Index measures the total return of equity securities in emerging markets globally. Securities' weights are adjusted to reflect only the portion of the market capitalization available to foreign (non-local) investors. Securities included in the index are weighted according to their adjusted market capitalization (outstanding investable shares times price). The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI EM Index. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The MSCI Japan Index is market capitalization-weighted and measures total returns of equity securities in Japan.



4 |  Semiannual Report
government companies to the private sector, dramatically reversed previous stock market gains there. South African market losses were capped in U.S. dollars due to currency appreciation of the rand over the sinking U.S. currency.


INVESTMENT STRATEGY

We employ a bottom-up, value-oriented, long-term investment approach. We focus on the market price of a company's securities relative to our evaluation of its long-term earnings, asset value and cash flow potential. As we look for investments, we focus on specific companies and perform in-depth research to construct an "action list" from which we make our investment decisions. Before we make a purchase, we generally look at a company's potential for earnings and growth over a five-year horizon. During our analysis, we also consider a company's position in its sector, economic framework and political environment.


MANAGER'S DISCUSSION

Most emerging markets lost value for the six-month reporting period, hindering the Fund's overall results yet providing us with an opportunity to invest in developing market stocks more cheaply.

By country, the Fund benefited from our decision to invest in Singaporean and Austrian companies (which are not in the MSCI EM Index) and from our overweighted exposure, relative to the index, in Hong Kong, because individually those countries outperformed the index as a whole. Furthermore, our decision to carry a lighter-than-index exposure to Indian and Taiwanese stocks also proved prudent, as these two countries fared worse than the index. On the other hand, our strategic underweighting of Mexican and Israeli stocks compared with the index worked against the Fund, as did our heavier-than-index exposure to Chinese and Turkish stocks, which also hindered the Fund's absolute performance. A lack of what we categorize as "value stocks" kept us underweighted in the Israeli market during the period, and we eventually exited that market while gradually increasing the Fund's Mexican holdings as we located bargain stocks that fit our core stock selection strategy. Even though the stock markets of China and Turkey declined during the reporting period, the sell-off allowed us to build positions in Chinese and Turkish company stocks we deemed to be oversold. Consistent with our strategy, we continued to favor these two countries because we believed their markets possessed the capability to overcome recent volatility.



                                                           Semiannual Report | 5

TOP 10 EQUITY HOLDINGS
6/30/04

-----------------------------------------------
  COMPANY                           % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY          NET ASSETS
-----------------------------------------------
  Anglo American PLC                      2.9%
   METALS & MINING, SOUTH AFRICA
-----------------------------------------------
  China Mobile (Hong Kong) Ltd.           2.7%
   WIRELESS TELECOMMUNICATION
   SERVICES, CHINA
-----------------------------------------------
  SABMiller PLC                           2.6%
   BEVERAGES, SOUTH AFRICA
-----------------------------------------------
  Telefonos de Mexico SA de CV
  (Telmex), L, ADR                        2.6%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, MEXICO
-----------------------------------------------
  Kimberly Clark de Mexico
  SA de CV, A                             2.2%
   HOUSEHOLD PRODUCTS, MEXICO
-----------------------------------------------
  Remgro Ltd.                             2.1%
   DIVERSIFIED FINANCIAL SERVICES,
   SOUTH AFRICA
-----------------------------------------------
  Interbrew                               2.0%
   BEVERAGES, BELGIUM
-----------------------------------------------
  Taiwan Cellular Corp.                   2.0%
   WIRELESS TELECOMMUNICATION
   SERVICES, TAIWAN
-----------------------------------------------
  Fraser & Neave Ltd.                     1.9%
   BEVERAGES, SINGAPORE
-----------------------------------------------
  Cia de Bebidas das Americas (Ambev),
  ADR, pfd.                               1.8%
   BEVERAGES, BRAZIL
-----------------------------------------------


By industry and sector, the Fund's overweighted positions relative to the MSCI EM Index in the beverages and oil and gas sectors, as well as an underweighted position in the metals and mining sector, yielded the greatest contribution compared with the index. Some of our top contributors in the beverages sector included Belgium's Interbrew, South African brewer SABMiller and Singapore's Fraser & Neave, while stocks of oil and gas companies such as South Korea's SK, Austria's OMV and Hungary's MOL Magyar Olaj-Es Gazipari contributed the greatest relative returns. Alternatively, our underweighted positions versus the index in the semiconductor and pharmaceutical industries negatively affected performance.

During the period, we reduced the Fund's exposure to the oil and gas and metals and mining sectors due to concerns over the sustainability of high commodity prices, especially oil and metals. This resulted in selective sales in Thailand, Brazil, South Africa, South Korea and China H shares (Hong Kong-listed Chinese companies). We also reduced the Fund's holdings in Indonesia, India and Turkey. Other key sales included all of the Fund's holdings in South Korea's Hyundai Motor and part of our investment in China's CITIC Pacific, as they reached our respective stock price targets.

As we continued our search for value stocks, we made additional investments in Asia and Europe. In Asia, key purchases included South Korea's Samsung Electronics, one of the world's largest semiconductor manufacturers, and India's Hindustan Lever, one of the country's most prominent consumer products companies. In Europe, major investments included stock in Belgium's Interbrew, one of the oldest beer companies in the world with operations in 21 countries, and Titan Cement, one of the two major players in the Greek cement industry. We also purchased shares of HSBC Holdings, a U.K.-based global banking group with significant businesses in emerging markets, especially Hong Kong.

In Latin America, we invested in shares of Cia De Bebidas das Americas (Ambev), one of Latin America's largest beer and soft drink firms. We also bought shares of Kimberly Clark de Mexico, Mexico's largest manufacturer and marketer of consumer tissue products, notebooks and other paper-based office supplies. Lastly, purchases of shares of Spain's Telefonica, Taiwan Cellular, Telefonos de Mexico, South Korea's SK Telecom and Red Chip shares (Hong Kong-listed companies with significant exposure to China) of China Mobile resulted in an increase in the Fund's exposure to the integrated and wireless telecommunication services industries.



6 |  Semiannual Report

The Fund's definition of "developing markets" as used by the Fund's manager may differ from the definition of the same term as used in managing other Franklin Templeton Funds. These special risks and other considerations are discussed in the Fund's prospectus.




[PHOTO OMITTED]

/S/Mark Mobius
Mark Mobius
President and Chief Executive Officer -
Investment Management
Templeton Developing Markets Trust




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 6/30/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
----------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           6/30/04         12/31/03
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.08            $15.03           $14.95
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-6/30/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1372
----------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           6/30/04         12/31/03
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.03            $14.77           $14.74
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-6/30/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1366
----------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           6/30/04         12/31/03
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.03            $14.75           $14.72
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-6/30/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1367
----------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE           6/30/04         12/31/03
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.07            $14.92           $14.85
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-6/30/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1369
----------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE           6/30/04         12/31/03
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.10            $15.03           $14.93
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-6/30/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1374
----------------------------------------------------------------------------------------------------




8 |   Semiannual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH          1-YEAR          5-YEAR           10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +1.39%         +35.19%         +12.35%           +40.32%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -4.42%         +27.43%          +1.15%            +2.83%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3          $9,558         $12,743         $10,587           $13,223
------------------------------------------------------------------------------------------------------
  CLASS B                               6-MONTH          1-YEAR          5-YEAR    INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +1.07%         +34.39%          +8.67%           +47.50%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -2.77%         +30.39%          +1.30%            +7.20%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3          $9,723         $13,039         $10,667           $14,650
------------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH          1-YEAR          5-YEAR    INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +1.07%         +34.33%          +8.72%           +32.76%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          +0.08%         +33.33%          +1.69%            +3.14%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3         $10,008         $13,333         $10,872           $13,276
------------------------------------------------------------------------------------------------------
  CLASS R                                               6-MONTH          1-YEAR    INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              +1.33%         +34.96%           +55.92%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          +0.34%         +33.96%           +19.53%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $10,034          $13,396           $15,592
------------------------------------------------------------------------------------------------------
  ADVISOR CLASS 4                       6-MONTH          1-YEAR          5-YEAR           10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +1.53%         +35.56%         +14.44%           +43.63%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          +1.53%         +35.56%          +2.73%            +3.69%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3         $10,153         $13,556         $11,444           $14,363
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 9

ENDNOTES


THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +15.50% and +1.94%.



10 |   Semiannual Report

Templeton Developing Markets Trust

FINANCIAL HIGHLIGHTS


                                                   ------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                     JUNE 30, 2004                    YEAR ENDED DECEMBER 31,
CLASS A                                               (UNAUDITED)     2003        2002        2001        2000        1999
                                                   ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............      $14.95      $10.00       $9.88      $10.59      $15.61      $10.30
                                                   ------------------------------------------------------------------------

Income from investment operations:

 Net investment income a .........................         .09         .22         .10         .11         .07         .06
 Net realized and unrealized gains (losses) ......         .13        4.98         .07        (.72)      (5.03)       5.25
                                                   ------------------------------------------------------------------------
Total from investment operations .................         .22        5.20         .17        (.61)      (4.96)       5.31
                                                   ------------------------------------------------------------------------

Less distributions from net investment income ....        (.14)       (.25)       (.05)       (.10)       (.06)         --

Redemption fees ..................................          --c         --c         --          --          --          --
                                                   ------------------------------------------------------------------------
Net asset value, end of period ...................      $15.03      $14.95      $10.00       $9.88      $10.59      $15.61
                                                   ------------------------------------------------------------------------

Total return b ...................................       1.39%      53.14%       1.68%     (5.76)%    (31.85)%      51.55%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................  $1,830,465  $1,873,277  $1,168,340  $1,221,011  $1,507,936  $2,958,324

Ratios to average net assets:

 Expenses ........................................       2.06%d      2.17%       2.24%       2.21%       2.09%       2.02%

 Net investment income ...........................       1.17%d      1.85%        .96%       1.07%        .56%        .45%

Portfolio turnover rate ..........................      41.42%      48.60%      49.05%      61.45%      69.37%      45.82%




a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.01 per share.
d Annualized.




                                                          Semiannual Report | 11

Templeton Developing Markets Trust

                                                   -------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                     JUNE 30, 2004                    YEAR ENDED DECEMBER 31,
CLASS B                                               (UNAUDITED)     2003        2002        2001        2000        1999 C
                                                   -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............        $14.74      $9.82        $9.77     $10.44      $15.47      $10.30
                                                   -------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a .................           .04        .13          .03        .04        (.02)       (.06)

 Net realized and unrealized gains (losses) .....           .13       4.93          .07       (.70)      (4.98)       5.23
                                                   -------------------------------------------------------------------------
Total from investment operations ................           .17       5.06          .10       (.66)      (5.00)       5.17
                                                   -------------------------------------------------------------------------

Less distributions from net investment income ...          (.14)      (.14)        (.05)      (.01)       (.03)         --

Redemption fees .................................            --d        --d          --         --          --          --
                                                   -------------------------------------------------------------------------
Net asset value, end of period ..................        $14.77     $14.74        $9.82      $9.77      $10.44      $15.47
                                                   -------------------------------------------------------------------------

Total return b ..................................          1.07%    52.17%         .98%    (6.32)%    (32.36)%      50.19%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............       $27,504    $26,062      $12,377    $11,027     $11,508     $13,862

Ratios to average net assets:

 Expenses .......................................         2.71%e     2.82%        2.88%      2.86%       2.77%       2.76%

 Net investment income (loss) ...................          .52%e     1.20%         .32%       .42%      (.13)%      (.47)%

Portfolio turnover rate .........................        41.42%     48.60%       49.05%     61.45%      69.37%      45.82%



a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Effective date of Class B shares was January 1, 1999.
d Amount is less than $0.01 per share.
e Annualized.




12 |  Semiannual Report

Templeton Developing Markets Trust

                                                   ------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                     JUNE 30, 2004                    YEAR ENDED DECEMBER 31,
CLASS C                                               (UNAUDITED)     2003        2002        2001        2000        1999
                                                   ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............        $14.72      $9.79        $9.73     $10.39      $15.36      $10.21
                                                   ------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a .................           .04        .14          .03        .04        (.01)       (.03)

 Net realized and unrealized gains (losses) .....           .13       4.90          .08       (.70)      (4.96)       5.18
                                                   ------------------------------------------------------------------------
Total from investment operations ................           .17       5.04          .11       (.66)      (4.97)       5.15
                                                   ------------------------------------------------------------------------
Less distributions from net investment income ...          (.14)      (.11)        (.05)        --c         --          --

Redemption fees .................................            --d        --d          --         --          --          --
                                                   ------------------------------------------------------------------------
Net asset value, end of period ..................        $14.75     $14.72        $9.79      $9.73      $10.39      $15.36
                                                   ------------------------------------------------------------------------

Total return b ..................................         1.07%     52.25%         .98%    (6.34)%    (32.36)%      50.44%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............      $211,122   $208,581     $127,808   $139,099    $188,379    $385,584

Ratios to average net assets:

 Expenses .......................................         2.71%e     2.82%        2.89%      2.86%       2.76%       2.73%

 Net investment income (loss) ...................          .52%e     1.20%         .31%       .43%      (.11)%      (.26)%

Portfolio turnover rate .........................        41.42%     48.60%       49.05%     61.45%      69.37%      45.82%





a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Actual distribution from net investment income was $.001.
d Amount is less than $0.01 per share.
e Annualized.




                                                          Semiannual Report | 13

Templeton Developing Markets Trust

                                                          --------------------------------------
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                            JUNE 30, 2004       DECEMBER 31,
CLASS R                                                      (UNAUDITED)      2003        2002 C
                                                          --------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................        $14.85       $9.98       $9.93
                                                          --------------------------------------

Income from investment operations:

 Net investment income a ...............................           .09         .17         .03

 Net realized and unrealized gains .....................           .12        4.98         .07
                                                          --------------------------------------
Total from investment operations .......................           .21        5.15         .10
                                                          --------------------------------------
Less distributions from net investment income ..........          (.14)       (.28)       (.05)

Redemption fees ........................................            --d         --d         --
                                                          --------------------------------------
Net asset value, end of period .........................        $14.92      $14.85       $9.98
                                                          --------------------------------------

Total return b .........................................         1.33%      52.82%        .96%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......................        $2,934      $1,688        $381

Ratios to average net assets:

 Expenses ..............................................         2.21%e      2.32%       2.39%e

 Net investment income .................................         1.02%e      1.70%        .81%e

Portfolio turnover rate ................................        41.42%      48.60%      49.05%




a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Effective date of Class R shares was January 2, 2002.
d Amount is less than $0.01 per share.
e Annualized.





14 |  Semiannual Report

Templeton Developing Markets Trust

                                                   ------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                     JUNE 30, 2004                    YEAR ENDED DECEMBER 31,
ADVISOR CLASS                                         (UNAUDITED)     2003        2002        2001        2000        1999
                                                   ------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............        $14.93     $10.01        $9.84     $10.55      $15.62      $10.28
                                                   ------------------------------------------------------------------------

Income from investment operations:

 Net investment income a ........................           .11        .26          .12        .14         .11         .09

 Net realized and unrealized gains (losses) .....           .13       4.99          .10       (.71)      (5.03)       5.25
                                                   ------------------------------------------------------------------------
Total from investment operations ................           .24       5.25          .22       (.57)      (4.92)       5.34
                                                   ------------------------------------------------------------------------

Less distributions from net investment income ...          (.14)      (.33)        (.05)      (.14)       (.15)         --

Redemption fees .................................            --c        --c          --         --          --          --
                                                   ------------------------------------------------------------------------
Net asset value, end of period ..................        $15.03     $14.93       $10.01      $9.84      $10.55      $15.62
                                                   ------------------------------------------------------------------------

Total return b ..................................         1.53%     53.72%        2.20%    (5.43)%    (31.67)%      51.95%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............      $174,495   $203,660     $130,459    $81,320    $115,144    $190,341

Ratios to average net assets:

 Expenses .......................................         1.71%d     1.82%        1.89%      1.87%       1.77%       1.74%

 Net investment income ..........................         1.52%d     2.20%        1.31%      1.40%        .88%        .72%

Portfolio turnover rate .........................        41.42%     48.60%       49.05%     61.45%      69.37%      45.82%




a Based on average daily shares outstanding.
b Total return is not annualized for periods less than one year.
c Amount is less than $0.01 per share.
d Annualized.




                     Semiannual Report | See notes to financial statements. | 15

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2004 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY               SHARES/WARRANTS/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 92.2%
   ARGENTINA .7%
   Tenaris SA, ADR .........................         Energy Equipment & Services                 446,825    $   14,633,519
                                                                                                            ---------------

   AUSTRIA 2.6%
   Bank Austria Creditanstalt ..............              Commercial Banks                       572,690        33,583,953
   OMV AG ..................................                  Oil & Gas                          128,499        25,015,664
                                                                                                            ---------------
                                                                                                                58,599,617
                                                                                                            ---------------

   BELGIUM 2.0%
   Interbrew ...............................                  Beverages                        1,412,800        44,948,743
                                                                                                            ---------------

   BRAZIL 2.1%
   Centrais Eletricas Brasileiras SA .......             Electric Utilities                   67,201,889           668,113
   Centrais Eletricas Brasileiras SA
     (Non-Taxable) .........................             Electric Utilities                  538,847,500         5,357,157
   Embraer-Empresa Brasileira de
     Aeronautica SA ........................             Aerospace & Defense                   4,688,311        25,129,468
   Souza Cruz SA ...........................                   Tobacco                            17,600           167,646
   Souza Cruz SA (Non-Taxable) .............                   Tobacco                         1,728,728        16,466,735
                                                                                                            ---------------
                                                                                                                47,789,119
                                                                                                            ---------------

   CHINA 10.0%
   Aluminum Corp. of China Ltd., H .........               Metals & Mining                    10,086,000         5,398,735
   Beijing Enterprises Holdings Ltd. .......          Industrial Conglomerates                 6,145,559         7,327,585
   China Mobile (Hong Kong) Ltd. ...........     Wireless Telecommunication Services          20,008,000        60,538,578
   China Petroleum & Chemical Corp., H .....                  Oil & Gas                       32,544,000        11,891,382
   China Resources Enterprise Ltd. .........                Distributors                      19,912,000        24,124,772
   China Telecom Corp. Ltd., H .............   Diversified Telecommunication Services         35,462,000        12,389,286
   China Travel International Investment
     Hong Kong Ltd. ........................        Hotels Restaurants & Leisure              69,746,000        11,982,313
  aChina Travel Investment HK Ltd., wts.,
     5/31/06 ...............................        Hotels Restaurants & Leisure              14,271,200           429,977
   CITIC Pacific Ltd. ......................          Industrial Conglomerates                10,617,764        26,000,576
   Huadian Power International Corp. Ltd., H              Electric Utilities                  44,200,000        14,875,381
   Lenovo Group Ltd. .......................           Computers & Peripherals                42,966,689        11,981,403
   PetroChina Co. Ltd., H ..................                  Oil & Gas                       25,339,000        11,695,223
   Shanghai Industrial Holdings Ltd. .......          Industrial Conglomerates                 7,266,000        13,367,920
   TCL International Holdings Inc. .........             Household Durables                   15,950,000         4,958,941
   Tingyi (Cayman Islands) Holding Corp. ...                Food Products                     17,830,000         4,320,457
   Travelsky Technology Ltd., H ............                 IT Services                       7,468,000         4,883,048
                                                                                                            ---------------
                                                                                                               226,165,577
                                                                                                            ---------------

   CROATIA .9%
   Pliva D D, GDR, Reg S ...................               Pharmaceuticals                     1,279,950        18,943,260
                                                                                                            ---------------

   CZECH REPUBLIC .6%
   Cesky Telecom AS ........................   Diversified Telecommunication Services          1,167,950        14,319,228
                                                                                                            ---------------

   EGYPT .2%
   Commercial International Bank Ltd. ......              Commercial Banks                     1,361,140         5,116,960
                                                                                                            ---------------

   GREECE 2.2%
   Coca-Cola Hellenic Bottling Co., SA .....                  Beverages                          544,701        12,724,027
   Hellenic Telecommunications
     Organization SA (OTE) .................   Diversified Telecommunication Services          1,432,420        18,612,589



16 |  Semiannual Report

Templeton Developing Markets Trust

---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY               SHARES/WARRANTS/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GREECE (CONT.)
   Titan Cement Company ....................           Construction Materials                    798,860    $   18,797,163
                                                                                                            ---------------
                                                                                                                50,133,779
                                                                                                            ---------------

   HONG KONG 3.5%
   Cheung Kong Holdings Ltd. ...............                 Real Estate                       3,712,000       27,364,804
   Cheung Kong Infrastructure Holdings Ltd.             Construction Materials                 2,658,000         6,406,626
   Dairy Farm International Holdings Ltd. ..          Food & Staples Retailing                 4,635,054        10,892,377
   Guoco Group Ltd. ........................       Diversified Financial Services              1,509,000        12,575,322
   Hang Lung Group Ltd. ....................                 Real Estate                       3,596,000         4,840,893
   Henderson Investment Ltd. ...............                 Real Estate                       4,318,000         5,231,557
   MTR Corp. Ltd. ..........................                 Road & Rail                       7,192,306        10,880,947
                                                                                                            ---------------
                                                                                                                78,192,526
                                                                                                            ---------------

   HUNGARY 3.1%
   Egis RT .................................               Pharmaceuticals                       172,448         7,655,271
   Gedeon Richter Ltd. .....................               Pharmaceuticals                       131,218        13,177,866
   Matav RT ................................   Diversified Telecommunication Services          4,384,450        17,548,921
   MOL Magyar Olaj-Es Gazipari RT ..........                  Oil & Gas                          764,575        30,435,471
                                                                                                            ---------------
                                                                                                                68,817,529
                                                                                                            ---------------

   INDIA 2.9%
   Dr. Reddy's Laboratories Ltd. ...........               Pharmaceuticals                       507,476         8,117,409
   Hindustan Lever Ltd. ....................             Household Products                    7,033,200        19,474,200
   Hindustan Petroleum Corp. Ltd. ..........                  Oil & Gas                        3,098,500        22,668,417
   Shipping Corp. of India Ltd. ............                   Marine                          2,386,540         5,297,366
   Tata Tea Ltd. ...........................                Food Products                      1,217,581         9,723,434
                                                                                                            ---------------
                                                                                                                65,280,826
                                                                                                            ---------------

   INDONESIA .5%
   PT Indosat (Persero) TBK ................   Diversified Telecommunication Services         18,276,750         7,823,868
   PT Perusahaan Gas Negara ................                Gas Utilities                     20,691,000         3,190,848
   PT Perusahaan Gas Negara, 144A ..........                Gas Utilities                        521,000            80,346
                                                                                                            ---------------
                                                                                                                11,095,062
                                                                                                            ---------------

   MALAYSIA 1.9%
   Golden Hope Plantations Bhd. ............                Food Products                        735,300           638,550
   Kuala Lumpur Kepong Bhd. ................                Food Products                      1,252,072         2,125,227
   Petronas Dagangan Bhd. ..................                  Oil & Gas                           63,800           114,168
   Resorts World Bhd. ......................        Hotels Restaurants & Leisure               4,610,000        10,857,763
   SIME Darby Bhd. .........................          Industrial Conglomerates                 4,230,700         6,179,049
   Southern Bank Bhd., fgn. ................              Commercial Banks                       432,600           302,820
   SP Setia Bhd. ...........................                 Real Estate                       1,753,000         1,826,811
   Tanjong PLC .............................        Hotels Restaurants & Leisure                 794,100         2,612,171
   YTL Corp. Bhd. ..........................             Electric Utilities                    7,270,600         8,992,584
   YTL Power International Bhd. ............               Water Utilities                    17,897,600         8,524,910
                                                                                                            ---------------
                                                                                                                42,174,053
                                                                                                            ---------------

   MEXICO 5.8%
   Embotelladoras Arca SA, 144A ............                  Beverages                          288,358           531,811
   Fomento Economico Mexicano SA
     de CV Femsa, ADR ......................                  Beverages                          350,850        16,082,964



                                                          Semiannual Report | 17

Templeton Developing Markets Trust

---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY               SHARES/WARRANTS/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MEXICO (CONT.)
   Grupo Carso SA de CV ....................          Industrial Conglomerates                 1,288,497    $    5,273,308
   Kimberly Clark de Mexico SA de CV, A ....             Household Products                   18,507,712        50,389,504
   Telefonos de Mexico SA de CV (Telmex),
     L, ADR ................................   Diversified Telecommunication Services          1,758,060        58,490,656
                                                                                                            ---------------
                                                                                                               130,768,243
                                                                                                            ---------------

   PHILIPPINES 1.2%
   San Miguel Corp., B .....................                  Beverages                       21,068,488        27,576,064
                                                                                                            ---------------

   POLAND 3.0%
   Bank Pekao SA ...........................              Commercial Banks                       280,100         9,356,617
  aBRE Bank SA .............................              Commercial Banks                       142,240         4,039,707
   Polski Koncern Naftowy Orlen SA .........                  Oil & Gas                        3,646,856        29,395,015
   Telekomunikacja Polska SA ...............   Diversified Telecommunication Services          6,003,900        24,846,412
                                                                                                            ---------------
                                                                                                                67,637,751
                                                                                                            ---------------

   RUSSIA 1.1%
  aAvtovaz, GDR ............................                 Automobiles                          76,220         1,854,659
   Lukoil Holdings, ADR ....................                  Oil & Gas                          210,588        22,137,011
                                                                                                            ---------------
                                                                                                                23,991,670
                                                                                                            ---------------

   SINGAPORE 6.6%
   Comfortdelgro Corp. Ltd. ................                 Road & Rail                      17,355,000        12,393,190
   Fraser & Neave Ltd. .....................                  Beverages                        5,160,148        41,941,463
   Keppel Corp. Ltd. .......................          Industrial Conglomerates                 8,983,600        36,769,938
   Singapore Press Holdings Ltd. ...........                    Media                          3,859,000         9,320,119
   Singapore Technologies Engineering Ltd. .             Aerospace & Defense                  12,102,000        14,614,160
   Singapore Telecommunications Ltd. .......   Diversified Telecommunication Services         26,163,000        34,024,279
                                                                                                            ---------------
                                                                                                               149,063,149
                                                                                                            ---------------

   SOUTH AFRICA 10.6%
   Anglo American PLC ......................               Metals & Mining                     3,096,793        64,104,624
   Nampak Ltd. .............................           Containers & Packaging                  1,656,100         3,924,472
   Nedcor Ltd. .............................              Commercial Banks                       859,276         8,634,744
  aNedcor Ltd., 144A .......................              Commercial Banks                       273,791         2,751,287
   Old Mutual PLC ..........................                  Insurance                        5,600,290        10,638,540
   Remgro Ltd. .............................       Diversified Financial Services              3,932,890        47,399,652
   SABMiller PLC ...........................                  Beverages                        4,532,973        58,987,711
   Sappi Ltd. ..............................           Paper & Forest Products                 1,099,700        16,961,171
   Sasol Ltd. ..............................                  Oil & Gas                        1,638,188        25,640,043
                                                                                                            ---------------
                                                                                                               239,042,244
                                                                                                            ---------------

   SOUTH KOREA 14.0%
   CJ Corp. ................................                Food Products                        429,460        23,229,122
   Daewoo Shipbuilding & Marine
     Engineering Co. Ltd. ..................                  Machinery                        1,978,310        23,883,535
   Dong-A Pharmaceutical Co. Ltd. ..........               Pharmaceuticals                       237,062         2,872,235
   Hite Brewery Co. Ltd. ...................                  Beverages                          334,470        23,735,647
   Hyundai Autonet Co. .....................               Auto Components                     1,210,130         2,817,179
   Hyundai Development Co. .................         Construction & Engineering                2,002,980        18,634,388
   Kangwon Land Inc. .......................        Hotels Restaurants & Leisure               3,079,216        34,109,879


18 |  Semiannual Report

Templeton Developing Markets Trust

---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY               SHARES/WARRANTS/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SOUTH KOREA (CONT.)
   Korea Electric Power Corp. ..............             Electric Utilities                    1,294,726    $   20,841,111
   Korea Gas Corp. .........................                Gas Utilities                        425,060        12,323,245
   KT Corp. ................................   Diversified Telecommunication Services            707,539        23,666,276
   LG Chem Ltd. ............................                  Chemicals                          434,690        14,709,112
   LG Household & Health Care Ltd. .........             Household Products                      408,940        11,661,249
   LG International Corp. ..................      Trading Companies & Distributors               948,050         6,547,329
   LG Petrochemical Co. Ltd. ...............                  Chemicals                          325,110         6,513,454
   POSCO ...................................               Metals & Mining                        51,190         6,600,874
   Samsung Electronics Co. Ltd. ............  Semiconductors & Semiconductor Equipment            54,310        22,419,619
   Samsung Fine Chemicals ..................                  Chemicals                        1,017,790        14,709,730
   Samsung Heavy Industries Co. Ltd. .......                  Machinery                        5,414,630        24,273,287
   SK Corp. ................................                  Oil & Gas                          135,670         5,377,487
   SK Telecom Co. Ltd. .....................     Wireless Telecommunication Services              91,770        15,089,831
                                                                                                            ---------------
                                                                                                               314,014,589
                                                                                                            ---------------

   SPAIN 1.4%
   Telefonica SA ...........................   Diversified Telecommunication Services          2,042,700        30,195,765
                                                                                                            ---------------

   TAIWAN 11.5%
   Acer Inc. ...............................           Computers & Peripherals                14,398,000        20,244,513
   Cheng Shin Rubber Industry Co. Ltd. .....               Auto Components                     3,330,000         4,355,529
   Chunghwa Telecom Co. Ltd. ...............   Diversified Telecommunication Services         12,218,000        21,065,517
   D-Link Corp. ............................          Communications Equipment                17,431,000        20,363,802
   Delta Electronics Inc. ..................     Electronic Equipment & Instruments           20,035,323        25,133,491
   Elan Microelectronics Corp. .............  Semiconductors & Semiconductor Equipment        12,269,000         9,117,866
   Kinpo Electronics Inc. ..................             Office Electronics                    9,548,280         4,484,626
   Lite-on Technology Corp. ................           Computers & Peripherals                20,019,000        21,006,858
   Mega Financial Holdings Co. Ltd. ........              Commercial Banks                    23,612,308        15,582,439
   Micro-Star International Co. Ltd. .......           Computers & Peripherals                13,458,000        14,802,200
  aPhoenixtec Power Co. Ltd. ...............            Electrical Equipment                   2,999,000         2,941,944
   President Chain Store Corp. .............          Food & Staples Retailing                 5,154,000         9,728,864
   Princeton Technology Corp. ..............  Semiconductors & Semiconductor Equipment         2,514,000         3,176,130
   Sunplus Technology Co. Ltd. .............  Semiconductors & Semiconductor Equipment        10,369,100        18,031,877
   Taiwan Cellular Corp. ...................     Wireless Telecommunication Services          46,924,106        44,636,486
   Tsann Kuen Enterprise Co. Ltd. ..........             Household Durables                    3,620,000         4,519,619
   UNI-President Enterprises Corp. .........                Food Products                     24,903,790        11,104,544
   Yuanta Core Pacific Securities Co. ......               Capital Markets                    11,164,285         6,969,381
                                                                                                            ---------------
                                                                                                               257,265,686
                                                                                                            ---------------

   THAILAND .7%
   BEC World Public Co. Ltd., fgn. .........                    Media                          5,741,700         2,555,924
   Delta Electronics Public Co. Ltd. .......     Electronic Equipment & Instruments            2,920,700         1,657,337
   Land and House Public Co. Ltd., fgn. ....             Household Durables                    4,330,000         1,032,591
   National Finance Public Co. Ltd., fgn. ..              Consumer Finance                     9,576,008         3,443,007
  aThai Military Bank Public
     Company Limited, fgn. .................              Commercial Banks                    76,086,000         7,239,196
  aTrue Corp. PLC, rts. ....................   Diversified Telecommunication Services          2,258,595                --
                                                                                                            ---------------
                                                                                                                15,928,055
                                                                                                            ---------------



                                                          Semiannual Report | 19

Templeton Developing Markets Trust

---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY               SHARES/WARRANTS/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TURKEY 1.8%
   Arcelik AS, Br. .........................             Household Durables                4,585,921,500    $   22,713,290
   Migros Turk T.A.S. ......................          Food & Staples Retailing             2,537,245,500        12,310,081
   Tupras-Turkiye Petrol Rafineleri AS .....                  Oil & Gas                      799,000,000         5,249,493
                                                                                                            ---------------
                                                                                                                40,272,864
                                                                                                            ---------------

   UNITED KINGDOM 1.3%
   HSBC Holdings PLC .......................              Commercial Banks                     1,914,911        28,847,155
                                                                                                            ---------------

   TOTAL COMMON STOCKS
     (COST $1,723,373,612) .................                                                                 2,070,813,032
                                                                                                            ---------------

   DIRECT EQUITY INVESTMENTS .3%
   HONG KONG .2%
a,b,cMayfair Hanoi, Ltd., 30% equity owned
     through HEA Holdings Ltd., a wholly
     owned investment ......................                 Real Estate                                         4,143,666
                                                                                                            ---------------

   SINGAPORE .1%
a,b,cIndotel Ltd. ..........................        Leisure Equipment & Products                 900,000         3,621,015
                                                                                                            ---------------

   TOTAL DIRECT EQUITY INVESTMENTS
     (COST $13,602,155) ....................                                                                     7,764,681
                                                                                                            ---------------

   PREFERRED STOCKS 3.3%
   BRAZIL 3.3%
   Banco Bradesco SA, ADR, pfd. ............              Commercial Banks                       653,438        30,025,453
   Cia de Bebidas das Americas (Ambev),
     ADR, pfd. .............................                  Beverages                        1,995,400        40,047,678
   Cia Vale do Rio Doce, A, ADR, pfd. ......               Metals & Mining                        53,200         2,080,120
   Petroleo Brasileiro SA, ADR, pfd. .......                  Oil & Gas                           57,600         1,451,520
                                                                                                            ---------------
                                                                                                                73,604,771
                                                                                                            ---------------

   TOTAL PREFERRED STOCKS (COST
     $78,522,200) ..........................                                                                    73,604,771
                                                                                                            ---------------


                                                                                       ------------------
                                                                                        PRINCIPAL AMOUNT
                                                                                       ------------------
   SHORT TERM INVESTMENTS (COST $86,955,854) 3.9%
   U.S. Treasury Bills, 0.932% to 1.274%, with
     maturities to 9/23/04 .................                United States               $     87,090,000        86,937,076
                                                                                                            ---------------

   TOTAL INVESTMENTS (COST $1,902,453,821)
     99.7% .................................                                                                 2,239,119,561
   OTHER ASSETS, LESS LIABILITIES .3% ......                                                                     7,401,282
                                                                                                            ---------------

   NET ASSETS 100.0% .......................                                                                $2,246,520,843
                                                                                                            ---------------



a Non-income producing.
b See Note 8 regarding Holdings of 5% Voting Securities.
c See Note 7 regarding restricted securities.


20 | See notes to financial statements. | Semiannual Report

Templeton Developing Markets Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)



Assets:
 Investments in securities:
  Cost - Unaffiliated issuers...........................................................................    $1,888,851,666
  Cost - Non-controlled affiliated issuers..............................................................        13,602,155
                                                                                                            ---------------
  Value - Unaffiliated issuers..........................................................................     2,231,354,880
  Value - Non-controlled affiliated issuers.............................................................         7,764,681
 Cash...................................................................................................               484
 Foreign currency, at value (cost $1,028,304)...........................................................         1,025,210
 Receivables:
  Investment securities sold............................................................................         4,076,627
  Capital shares sold...................................................................................         6,979,736
  Dividends and interest................................................................................         7,962,400
                                                                                                            ---------------
      Total assets......................................................................................     2,259,164,018
                                                                                                            ---------------
Liabilities:
 Payables:
 Investment securities purchased........................................................................         3,476,982
  Capital shares redeemed...............................................................................         3,837,287
  Affiliates............................................................................................         4,376,608
Other liabilities.......................................................................................           952,298
                                                                                                            ---------------
      Total liabilities.................................................................................        12,643,175
                                                                                                            ---------------
        Net assets, at value............................................................................    $2,246,520,843
                                                                                                            ---------------
Net assets consist of:
 Distributions in excess of net investment income.......................................................    $  (12,118,331)
 Net unrealized appreciation (depreciation).............................................................       336,670,311
 Accumulated net realized gain (loss)...................................................................      (748,077,932)
 Capital shares.........................................................................................     2,670,046,795
                                                                                                            ---------------
        Net assets, at value............................................................................    $2,246,520,843
                                                                                                            ---------------




                                                          Semiannual Report | 21

Templeton Developing Markets Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2004 (unaudited)



Class A:
 Net assets, at value.............................................................    $1,830,464,689
                                                                                      ---------------
 Shares outstanding...............................................................       121,779,850
                                                                                      ---------------
 Net asset value per sharea.......................................................            $15.03
                                                                                      ---------------
 Maximum offering price per share (net asset value per share / 94.25%)............            $15.95
                                                                                      ---------------
Class B:
 Net assets, at value.............................................................    $   27,504,469
                                                                                      ---------------
 Shares outstanding...............................................................         1,862,647
                                                                                      ---------------
 Net asset value and maximum offering price per sharea............................            $14.77
                                                                                      ---------------
Class C:
 Net assets, at value.............................................................    $  211,122,196
                                                                                      ---------------
 Shares outstanding...............................................................        14,316,240
                                                                                      ---------------
 Net asset value and maximum offering price per sharea............................            $14.75
                                                                                      ---------------
Class R:
 Net assets, at value.............................................................    $    2,934,359
                                                                                      ---------------
 Shares outstanding...............................................................           196,616
                                                                                      ---------------
 Net asset value and maximum offering price per sharea............................            $14.92
                                                                                      ---------------
Advisor Class:
 Net assets, at value.............................................................    $  174,495,130
                                                                                      ---------------
 Shares outstanding...............................................................        11,605,945
                                                                                      ---------------
 Net asset value and maximum offering price per shareb............................            $15.03
                                                                                      ---------------




a Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.
b Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.





22 | See notes to financial statements. | Semiannual Report

Templeton Developing Markets Trust

STATEMENT OF OPERATIONS
for the six months ended June 30, 2004 (unaudited)



Investment income:
 (net of foreign taxes of $4,021,226)
 Dividends.....................................................................       $ 38,818,661
 Interest......................................................................            460,824
                                                                                      -------------
      Total investment income..................................................         39,279,485
                                                                                      -------------
Expenses:
 Management fees (Note 3)......................................................         15,091,371
 Administrative fees (Note 3)..................................................          1,197,602
 Distribution fees (Note 3)
  Class A......................................................................          3,480,378
  Class B......................................................................            140,683
  Class C......................................................................          1,092,640
  Class R......................................................................              5,979
 Transfer agent fees...........................................................          2,794,500
 Custodian fees (Note 4).......................................................          1,374,639
 Reports to shareholders.......................................................            123,000
 Registration and filing fees..................................................             78,100
 Professional fees.............................................................             86,500
 Trustees' fees and expenses...................................................             58,900
 Other.........................................................................             17,400
                                                                                      -------------
      Total expenses...........................................................         25,541,692
      Expense reductions (Note 4)..............................................               (901)
                                                                                      -------------
      Net expenses.............................................................         25,540,791
                                                                                      -------------
        Net investment income (loss)...........................................         13,738,694
                                                                                      -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments (net of foreign taxes of $9,161,037) (Note 1f)...................        224,532,755
  Foreign currency transactions................................................         (1,698,977)
                                                                                      -------------
        Net realized gain (loss)...............................................        222,833,778
 Net unrealized appreciation (depreciation) on:
  Investments..................................................................       (230,402,531)
  Translation of assets and liabilities denominated in foreign currencies......              3,893
  Deferred taxes (Note 1f).....................................................          9,840,302
                                                                                      -------------
        Net unrealized appreciation (depreciation).............................       (220,558,336)
                                                                                      -------------
Net realized and unrealized gain (loss)........................................          2,275,442
                                                                                      -------------
Net increase (decrease) in net assets resulting from operations................       $ 16,014,136
                                                                                      -------------




                     Semiannual Report | See notes to financial statements. | 23

Templeton Developing Markets Trust

STATEMENTS OF CHANGES IN NET ASSETS for the six months ended June 30, 2004 (unaudited) and the year ended December 31, 2003

                                                                                       ------------------------------------
                                                                                       SIX MONTHS ENDED      YEAR ENDED
                                                                                         JUNE 30, 2004    DECEMBER 31, 2003
                                                                                       ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........................................................     $   13,738,694       $   31,038,638
  Net realized gain (loss) from investments and foreign currency transactions ....        222,833,778          132,586,989
  Net unrealized appreciation (depreciation) on investments, translation of assets
   and liabilities denominated in foreign currencies, and deferred taxes .........       (220,558,336)         614,215,910
                                                                                       ------------------------------------
      Net increase (decrease) in net assets resulting from operations ............         16,014,136          777,841,537
 Distributions to shareholders from:
  Net investment income:
      Class A ....................................................................        (18,539,285)         (30,016,350)
      Class B ....................................................................           (257,647)            (211,579)
      Class C ....................................................................         (1,996,587)          (1,517,457)
      Class R ....................................................................            (20,396)             (20,109)
      Advisor Class ..............................................................         (1,845,068)          (4,258,934)
                                                                                       ------------------------------------
 Total distributions to shareholders .............................................        (22,658,983)         (36,024,429)
 Capital share transactions (Note 2):
      Class A ....................................................................        (34,107,231)         101,510,926
      Class B ....................................................................          1,546,789            6,380,974
      Class C ....................................................................          2,808,066           14,799,977
      Class R ....................................................................          1,284,619              946,068
      Advisor Class ..............................................................        (31,677,297)           8,377,033
                                                                                       ------------------------------------
 Total capital share transactions ................................................        (60,145,054)         132,014,978
 Redemption fees (Note 1h) .......................................................             42,368               70,141
      Net increase (decrease) in net assets ......................................        (66,747,533)         873,902,227
Net assets:
 Beginning of period .............................................................      2,313,268,376        1,439,366,149
                                                                                       ------------------------------------
 End of period ...................................................................     $2,246,520,843       $2,313,268,376
                                                                                       ------------------------------------
Undistributed net investment income (loss) included in net assets:
 End of period ...................................................................     $  (12,118,331)      $   (3,198,042)
                                                                                       ------------------------------------




24 | See notes to financial statements. | Semiannual Report

Templeton Developing Markets Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its total assets in equity securities of developing market issuers. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities (including restricted securities) will be valued at fair value. Short-term securities are valued at amortized cost which approximates current value. All security valuation procedures are approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.





                                                          Semiannual Report | 25

Templeton Developing Markets Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on a tax basis and may differ from net investment income and realized gains for financial reporting purposes.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. DEFERRED TAXES

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities as reflected in the accompanying financial statements.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

Redemptions and exchanges of Fund shares held five trading days or less (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital as noted in the Statement of Changes.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.





26 |  Semiannual Report

Templeton Developing Markets Trust

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2004, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                 ---------------------------------------------------------------------
                                         SIX MONTHS ENDED                        YEAR ENDED
                                           JUNE 30, 2004                      DECEMBER 31, 2003
                                 ---------------------------------------------------------------------
                                      SHARES          AMOUNT              SHARES           AMOUNT
                                 ---------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ..................    32,945,558     $ 512,459,549        159,452,859    $ 1,836,033,832
 Shares issued in reinvestment
 of distributions .............     1,006,138        16,229,039          2,268,784         26,723,452
 Shares redeemed ..............   (37,443,625)     (562,795,819)      (153,338,794)    (1,761,246,358)
                                 ---------------------------------------------------------------------
 Net increase (decrease) ......    (3,491,929)    $ (34,107,231)         8,382,849    $   101,510,926
                                 ---------------------------------------------------------------------
CLASS B SHARES:
 Shares sold ..................       348,020     $   5,338,003            696,226    $     8,515,051
 Shares issued in reinvestment
 of distributions .............        15,017           238,464             16,201            196,754
 Shares redeemed ..............      (268,607)       (4,029,678)          (204,709)        (2,330,831)
                                 ---------------------------------------------------------------------
 Net increase (decrease) ......        94,430     $   1,546,789            507,718    $     6,380,974
                                 ---------------------------------------------------------------------
CLASS C SHARES:
 Shares sold ..................     1,824,903     $  27,906,312          3,930,724    $    46,951,553
 Shares issued in reinvestment
 of distributions .............       107,022         1,697,371            110,962          1,323,339
 Shares redeemed ..............    (1,786,439)      (26,795,617)        (2,932,454)       (33,474,915)
                                 ---------------------------------------------------------------------
 Net increase (decrease) ......       145,486     $   2,808,066          1,109,232    $    14,799,977
                                 ---------------------------------------------------------------------
CLASS R SHARES:
 Shares sold ..................       112,375     $   1,732,176            131,034    $     1,512,727
 Shares issued in reinvestment
 of distributions .............         1,273            20,396              1,591             19,974
 Shares redeemed ..............       (30,645)         (467,953)           (57,204)          (586,633)
                                 ---------------------------------------------------------------------
 Net increase (decrease) ......        83,003     $   1,284,619             75,421    $       946,068
                                 ---------------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold ..................       879,127     $  13,565,876          5,375,459    $    64,110,884
 Shares issued in reinvestment
 of distributions .............        67,179         1,082,927            230,577          2,632,513
 Shares redeemed ..............    (2,980,855)      (46,326,100)        (4,997,309)       (58,366,364)
                                 ---------------------------------------------------------------------
 Net increase (decrease) ......    (2,034,549)    $ (31,677,297)           608,727    $     8,377,033
                                 ---------------------------------------------------------------------





                                                          Semiannual Report | 27

Templeton Developing Markets Trust

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Series Fund are also officers or directors of the following entities:

--------------------------------------------------------------------------------------
  ENTITY                                                        AFFILIATION
--------------------------------------------------------------------------------------
  Templeton Asset Management Ltd. (TAML)                        Investment manager
  Franklin Templeton Services, LLC (FT Services)                Administrative manager
  Franklin Templeton Distributors, Inc. (Distributors)          Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

The fund pays an investment management fee to TAML based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------
        1.250%          First $1 billion
        1.200%          Over $1 billion, up to and including $5 billion
        1.150%          Over $5 billion, up to and including $10 billion
        1.100%          Over $10 billion, up to and including $15 billion
        1.050%          Over $15 billion, up to and including $20 billion
        1.000%          Over $20 billion

Prior to May 1, 2004, the Fund paid an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

----------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
----------------------------------------------------------------------------
        0.150%          First $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.100%          Over $700 million, up to and including $1.2 billion
        0.075%          Over $1.2 billion

The Fund reimburses Distributors up to 0.35%, 1.00%, 1.00%, and 0.50% per year of the average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum for the current plan year may be reimbursed in subsequent periods. At June 30, 2004, Distributors advised the Fund unreimbursed costs were $2,209,197.

Distributors has advised the Fund of the following commission transactions related to the sale of the Fund's shares for the period:

Commissions paid .............................................  $518,238
Sales charges received .......................................  $125,413
Contingent deferred sales charges retained ...................  $ 65,946

The Fund paid transfer agent fees of $2,794,500, of which $1,720,492 was paid to Investor Services.





28 |  Semiannual Report

Templeton Developing Markets Trust

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2004, the custodian fees were reduced as noted in the Statement of Operations.


5. INCOME TAXES

At June 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ...................................    $1,930,097,396
                                                           ---------------
Unrealized appreciation ...............................    $  377,645,764
Unrealized depreciation ...............................       (68,623,599)
                                                           ---------------
Net unrealized appreciation (depreciation) ............    $  309,022,165
                                                           ---------------

At December 31, 2003, the Fund had deferred foreign currency losses occurring subsequent to October 31, 2003 of $427,168. For tax purposes, such losses will be reflected in the year ending December 31, 2004.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to different treatment of wash sales, foreign currency transactions, passive foreign investment company shares and taxes on net realized gains.

At December 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2007 .............................................      $471,546,298
 2008 .............................................        36,476,765
 2009 .............................................       313,161,808
 2010 .............................................       141,181,639
                                                         ------------
                                                         $962,366,510
                                                         ------------



6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2004 aggregated $954,816,433 and $1,024,416,815, respectively.





                                                          Semiannual Report | 29

Templeton Developing Markets Trust

7. RESTRICTED SECURITIES

At June 30, 2004, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At June 30, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Board of Trustees, as follows:


-----------------------------------------------------------------------------------------------------
                                                              ACQUISITION
  SHARES        ISSUER                                            DATE       COST            VALUE
-----------------------------------------------------------------------------------------------------
     900,000    Indotel Ltd. ................................   11/22/96  $9,154,569      $3,621,015
                Mayfair Hanoi, Ltd., 30% equity interest
                 owned through HEA Holdings Ltd. ............   10/31/96   4,447,586       4,143,666
                                                                                          -----------
TOTAL RESTRICTED SECURITIES (.3% OF NET ASSETS) .............                             $7,764,681
                                                                                          -----------

8. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at June 30, 2004 were as shown below.

-------------------------------------------------------------------------------------------------------------
                      NUMBER OF SHARES                     NUMBER OF SHARES VALUE AT               REALIZED
                      HELD AT BEGINNING  GROSS      GROSS     HELD AT END    END OF    INVESTMENT   CAPITAL
  NAME OF ISSUER         OF PERIOD     ADDITIONS REDUCTIONS    OF PERIOD     PERIOD      INCOME   GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
  Indotel Ltd. ...........   900,000        --      --          900,000  $ 3,621,015      $  --       $--
  Mayfair Hanoi, Ltd.,
   30% equity interest
   owned through
   HEA Holdings Ltd. .....        --        --      --               --    4,143,666         --        --
                                                                         ------------------------------------
  TOTAL AFFILIATED SECURITIES (.3% OF NET ASSETS)                        $ 7,764,681      $  --       $--
                                                                         ------------------------------------


9. OTHER CONSIDERATIONS

Certain members of the Fund's Portfolio Management team may serve as a member on the board of directors of certain companies in which the Fund invests and may represent the Fund in certain corporate negotiations. Currently, these members serve in one or more of these capacities for HEA Holdings Ltd., (which owns a 30% equity interest in Mayfair Hanoi, Ltd.), Indotel Ltd., Lukoil, Holdings, and Mayfair Hanoi Ltd. As a result of this involvement, the Portfolio Manager could receive certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.





30 |  Semiannual Report

Templeton Developing Markets Trust

10. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT
On August 2, 2004, the Company announced that an agreement had been reached by an affiliate of the Fund's investment manager with the SEC that resolved the issues resulting from the SEC's investigation of market timing activity. The SEC issued an "order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

Under the terms of the SEC's Order, pursuant to which an affiliate of the Fund's investment manager neither admits nor denies any wrongdoing, an affiliate of the Fund's investment manager has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to certain fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear whether shareholders of all funds will receive distributions or whether all shareholders of any particular fund will receive distributions. The SEC Order also requires an affiliate of the Fund's investment manager to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS
As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company has been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.





                                                          Semiannual Report | 31

Templeton Developing Markets Trust

10. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS (CONTINUED)
The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against an affiliate of the Fund's investment manager and the Fund's principal underwriter concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office (CAGO) also has advised the Company that it is authorized to bring a civil action against Franklin Resources, Inc. and the Fund's principal underwriter arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so.

OTHER LEGAL PROCEEDINGS
The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive commissions and advisory fees.
These lawsuits are styled as class actions and derivative actions.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or other legal proceedings. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.



32 |  Semiannual Report

Templeton Developing Markets Trust

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at http://www.sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.





                                                          Semiannual Report | 33

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
Literature Request

For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia



INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

7. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

8. Portfolio of insured municipal securities.

9. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

10. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


02/04                                       Not part of the semiannual report

     [LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]      One Franklin Parkway
      INVESTMENTS             San Mateo, CA 94403-1906






WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON
DEVELOPING MARKETS TRUST

INVESTMENT MANAGER
Templeton Asset Management Ltd.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



711 S2004 08/04







ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES  N/A



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.  N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics for Principal Executive and Senior Financial Officers

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST


By /s/JIMMY D. GAMBILL
   ------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: August 31, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   ------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: August 31, 2004



By /s/GALEN G. VETTER
   ----------------------------
   Galen G. Vetter
   Chief Financial Officer
Date: August 31, 2004